Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 116,281	$ 18,218
Total Current Assets	116,281	18,218
Property and equipment, net	189,974	432,339
TOTAL ASSETS	306,255	450,558
Current Liabilities
Accounts payable	7,419	6,930
Accrued salary to related party	63,021	0
Loan payable	0	45,291
Total Current Liabilities	70,440	52,221
Non-current liabilities
Long-term loans	0	70,850
Total Long-term Liabilities	0	70,850
TOTAL LIABILITIES	70,440	123,071
Stockholders' Equity
Common Stock, $0.01 par value, 100 shares authorized, and 0 shares issued and outstanding as of September 30, 2015 and December 31, 2014, no par value, 30,000,000 shares authorized and issued and outstanding as of September 30, 2015 respectively	627,950	0
Additional paid in capital	$ 734,115	$ 565,102
Shares to be issued	0	599,950
Accumulated deficit	$ (1,126,250)	$ (837,565)
Total Stockholders' Equity	235,815	327,487
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 306,255	$ 450,558